REVENUE - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 131,582	$ 109,338
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	129,181	106,987
Net product sales | North America
Disaggregation of Revenue [Line Items]
Net revenue	95,469	75,326
Net product sales | Rest of the World
Disaggregation of Revenue [Line Items]
Net revenue	33,712	31,661
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	$ 2,401	$ 2,351